Financial instruments (Schedule of Contractual Maturities for Long-Term Debt Repayable) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 7,575	$ 2,760
Amounts due to directors	49	21
Long-term leases	1,308
Long-term debt	8,069	$ 6,476
Total [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	7,575
Amounts due to directors	49
Short term and low value leases	66
Long-term leases	2,398
Long-term debt	15,612
Financial liabilities	25,700
Year 1 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	7,575
Amounts due to directors	49
Short term and low value leases	18
Long-term leases	275
Long-term debt	264
Financial liabilities	8,181
Years 2 to 3 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities
Amounts due to directors
Short term and low value leases	27
Long-term leases	533
Long-term debt	5,324
Financial liabilities	5,884
Years 4 to 5 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities
Amounts due to directors
Short term and low value leases	21
Long-term leases	518
Long-term debt	142
Financial liabilities	681
After 5 years [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities
Amounts due to directors
Long-term leases	1,072
Long-term debt	9,882
Financial liabilities	$ 10,954